Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 30, 2018	Dec. 31, 2017	Dec. 29, 2016
Related party receivables	$ 184,961
Related party payables	32,005		$ 163,659
Sheng Ying Xin [Member]
Ownership interest				1.00%
Equity Transfer Agreement [Member] | Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Related party receivables	44,128
Equity Transfer Agreement [Member] | Beijing Zhiping Science and Technology Development Co., Ltd. [Member]
Related party receivables	28,724
Equity Transfer Agreement [Member] | Sheng Ying Xin [Member]
Related party receivables	$ 112,109
Equity Transfer Agreement [Member] | Jianxin Lin [Member]
Ownership interest		100.00%